Related parties - Transactions with the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aju Capital Co., Ltd.
Related parties - Transactions Between related parties [Line Items]
Interest income	₩ 0	₩ 0	₩ 7,332
Fees and commission income	0	0	257
Interest expense	0	0	(2)
Fees and commission expense	0	0	(302)
General and administrative expenses	0	0	0
Other operating expense	0	0	(18)
Non-operating expense	0	0	0
Provision for credit losses	0	0	(149)
Pohang TechnoPark 2PFV
Related parties - Transactions Between related parties [Line Items]
Interest expense	0	0	(15)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
BNP Paribas Cardif Life Insurance
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	3,716	4,631	4,265
Reversal of credit losses	4	0	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	(17)	(10)	(9)
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	(3)	(1)
Shinhan Praxis K-Growth Global Private Equity Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	685	689	691
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
BNP Paribas Cardif General Insurance
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	9	4	4
Reversal of credit losses	0	1	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	(2)	0	(1)
Shinhan K2 Secondary Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	0	665
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Midas Dong-A Snowball Venture Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	47	38	28
Interest expense	(2)	(3)	(4)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHC-EN Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	0	149
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SP New Technology Business investment Fund I
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	317	41	30
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
IBKS-Shinhan Creative Economy New Technology Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	13	37	50
Interest expense	0	(2)	(1)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SM New Technology Business Investment Fund I
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	55	55	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
JAEYOUNG SOLUTEC CO., LTD.
Related parties - Transactions Between related parties [Line Items]
Interest income	523	654	671
Fees and commission income	2	1	1
Other operating income	3	3	7
Reversal of credit losses	0	1	89
Interest expense	(2)	(4)	(21)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	(1)	(55)	0
Korea Investment Gong-pyeong Office Real Estate Investment Trust 2nd
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	0	55
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
The Asia Pacific Capital Fund II L.P.
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	85	175
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Partners 4th Growth Investment Fund
Related parties - Transactions Between related parties [Line Items]
Interest expense	(19)	(16)	(2)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Albatross Growth Fund
Related parties - Transactions Between related parties [Line Items]
Interest expense	0	0	(6)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan-Albatross Growth Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	216	152	0
Interest expense	0	(21)	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
PSA 1st Fintech Private Equity Fund
Related parties - Transactions Between related parties [Line Items]
Interest expense	0	0	(5)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
IBKS-Shinhan Creative Economy New Technology Fund II
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	16	25	22
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
KDBC Midas Dong-A Snowball Venture Fund II
Related parties - Transactions Between related parties [Line Items]
Interest expense	(2)	0	(1)
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHBNPP Private Korea Equity Long-Short Professional Feeder
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	975	892	785
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHBNPP Private Multi Strategy Professional Feeder No.1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	0	160
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Semantic
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	15
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	(1)
Branbuil CO., LTD.
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	0	2	1
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	(1)
Treenkid
Related parties - Transactions Between related parties [Line Items]
Interest income	0	0	3
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
STI-New Growth Engines Investment
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	16	30	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan Fintech New Technology Fund No.1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	153	30	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
KTB New lake medical Global Investment
Related parties - Transactions Between related parties [Line Items]
Interest income	2	10	0
Other operating income	0	(13)	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan Global Healthcare Fund 1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	785	282	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Taihan Industrial System Co., Ltd.
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	1	2	0
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan capital-Cape FN Fund No.1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	82
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHC-K2 Global Material Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	20
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Synergy-Shinhan Mezzanine New Technology Investment Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	127
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan-Midas Dong-A Secondary Venture Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	71
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
GX SHINHAN INTEREST 1st Private Equity Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	412
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan-Nvestor Liquidity Solution Fund
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	214
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
SHC ULMUS Fund No.1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	51
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Shinhan-PS Investment Fund No.1
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	12
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Nomura investment property trust No.19
Related parties - Transactions Between related parties [Line Items]
Interest income	312
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	(34)	0	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Related parties - Transactions Between related parties [Line Items]
Fees and commission income	236
Interest expense	0	0	0
Fees and commission expense	0	0	0
General and administrative expenses	0	0	0
Other operating expense	0	0	0
Non-operating expense	0	0	0
Provision for credit losses	0	0	0
Key management personnel and their immediate relatives:
Related parties - Transactions Between related parties [Line Items]
Interest income	₩ 101	₩ 101	₩ 68